Risks Arising from Financial Instruments - Summary of Estimated Impact on Changes in the Price of Commodities (Detail) - Commodity price risk [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Aluminum swap [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	14.83%	15.80%
Pre-tax impact on equity Price Increases	$ 212	$ 196
Prices decrease	$ (212)	$ (196)
Exchange traded sugar futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	29.38%	32.63%
Pre-tax impact on equity Price Increases	$ 26	$ 30
Prices decrease	$ (26)	$ (30)
Exchange traded wheat futures [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	30.99%	26.43%
Pre-tax impact on equity Price Increases	$ 158	$ 147
Prices decrease	$ (158)	$ (147)
Natural gas and energy derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	20.37%	28.60%
Pre-tax impact on equity Price Increases	$ 43	$ 54
Prices decrease	$ (43)	$ (54)
Rice swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	20.20%	26.38%
Pre-tax impact on equity Price Increases	$ 45	$ 50
Prices decrease	$ (45)	$ (50)
Corn swaps [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	24.81%	24.30%
Pre-tax impact on equity Price Increases	$ 45	$ 44
Prices decrease	$ (45)	$ (44)
Plastic derivatives [member]
Disclosure of sensitivity analysis for each type of commodity price risk [line items]
Volatility of prices in %1	17.50%	18.62%
Pre-tax impact on equity Price Increases	$ 15	$ 20
Prices decrease	$ (15)	$ (20)